NONPARTICIPANT-DIRECTED INVESTMENTS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Nonparticipant-Directed Investment [Line Items]
NONPARTICIPANT-DIRECTED INVESTMENTS	NONPARTICIPANT-DIRECTED INVESTMENTS
Information about the net assets and the significant components of the changes in net assets relating to the nonparticipant-directed investments as of and for the years ended December 31, 2025 and 2024, is as follows:

	2025	2024
Net Assets
Mutual funds	$—	$19,691,248

Changes in Net Assets:
Transfers to participant directed investments	$(19,691,248)	$—
CPKC 401(k) Savings Plan & Canadian Pacific U.S. Salaried Retirement Income Plan merger (Note 1)	—	19,691,248
Net Change in investments	(19,691,248)	19,691,248

Net Assets
Beginning of year	19,691,248	—
End of year	$—	$19,691,248